Income taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense (Income) [Line Items]
Statutory tax rate	26.50%	26.50%
Unrecognized deferred tax liabilities	$ 70.7	$ 53.9
Unrecognized deferred tax assets	$ 44.9	$ 4.7